Derivative Instruments Gain (Loss) by Hedging Relationship, by Income Statement Location, by Derivative Instrument Risk (Details) therm in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) therm	Dec. 31, 2016 USD ($) therm
General Discussion of Derivative Instruments and Hedging Activities [Abstract]
Derivative, Loss on Derivative	$ 7,800,000	$ 26,900,000
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	2,900,000	18,800,000
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	$ 23,300,000	700,000
Maturity Of Credit Risk Derivatives	Mar. 31, 2020
Derivative Fair Value Of Derivative Net	$ 20,300,000	(18,100,000)
Foreign Exchange Contract [Member]
Derivative [Line Items]
Gain (Loss) on Derivative Instruments, Net, Pretax	0	0
Foreign Exchange Contract [Member] | Cost of Sales [Member]
Derivative [Line Items]
Gain (Loss) on Derivative Instruments, Net, Pretax	107,000	(130,000)
Foreign Exchange Contract [Member] | Sales [Member]
Derivative [Line Items]
Gain (Loss) on Derivative Instruments, Net, Pretax	0	0
Natural Gas Commodity [Member]
Derivative [Line Items]
Gain (Loss) on Derivative Instruments, Net, Pretax	(356,000)	347,000
Natural Gas Commodity [Member] | Cost of Sales [Member]
Derivative [Line Items]
Gain (Loss) on Derivative Instruments, Net, Pretax	(26,000,000)	(22,746,000)
Natural Gas Commodity [Member] | Sales [Member]
Derivative [Line Items]
Gain (Loss) on Derivative Instruments, Net, Pretax	(1,021,000)	995,000
Deferred Derivative Gain (Loss) [Member] | Foreign Exchange Contract [Member]
Derivative [Line Items]
Gain (Loss) on Derivative Instruments, Net, Pretax	(107,000)	130,000
Deferred Derivative Gain (Loss) [Member] | Natural Gas Commodity [Member]
Derivative [Line Items]
Gain (Loss) on Derivative Instruments, Net, Pretax	$ 26,665,000	$ (23,394,000)
Natural Gas Therms [Member] | Financial [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount | therm	429,100	477,430
Natural Gas Therms [Member] | Physical [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount | therm	520,268	535,450
Foreign Exchange Contract [Member]
Notional Disclosures [Abstract]
Notional Amount of Foreign Currency Derivatives	$ 7,669,000	$ 7,497,000
Gas Year 2017 - 2018 [Member] | Financial [Member]
Derivative [Line Items]
TargetHedgeAchieved	49.00%
Gas Year 2017 - 2018 [Member] | Physical [Member]
Derivative [Line Items]
TargetHedgeAchieved	26.00%
Gas Year 2016 - 2017 [Member] | Financial [Member]
Derivative [Line Items]
TargetHedgeAchieved	48.00%
Gas Year 2016 - 2017 [Member] | Physical [Member]
Derivative [Line Items]
TargetHedgeAchieved	27.00%